UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005

(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eighth Avenue, New York, New York 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1.

Directors
J. Morton Davis
Daniel Harvey
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
and President
Michael Siciliano, Treasurer and Secretary

Custodian
U.S. Trust, Bank of America
225 Franklin Street, 4th Floor	FINANCIAL STATEMENTS
Boston, Massachusetts 02110	and
SEMI-ANNUAL REPORT
Transfer Agent
American Stock Transfer & Trust Co., LLC
6201 15th Avenue	March 31, 2016
Brooklyn, New York 11219
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants	ENGEX, INC. is listed
EisnerAmper LLP	Over The Counter
750 Third Avenue	Symbol – EXGI
New York, New York 10017

Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200
http://www.engexinc.com/

This Semi-Annual Report is available on our website at http://www.engexinc.com/

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016

(UNAUDITED)

Assets:

Investment in securities at fair value (cost $9,542,195)	$8,052,840

Cash equivalents	1,337,372

Receivable on sale of investment security	1,304

Prepaid expenses	725

TOTAL ASSETS		$9,392,241

Liabilities:

Accrued expenses	38,952

TOTAL LIABILITIES		38,952

COMMITMENTS AND CONTINGENCIES

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$9,353,289

NET ASSET VALUE PER SHARE (based on 1,626,938 shares outstanding)		$5.75

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized – 2,500,000 shares, Issued and outstanding – 1,626,938 shares		$162,693

Additional paid-in capital		17,891,905

Unrealized depreciation on investments		(1,489,356)

Cumulative net realized loss from investment securities transactions		(3,740,979)

Accumulated net investment loss		(3,470,974)

NET ASSETS		$9,353,289

The accompanying notes are an integral part of this statement.

1

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2016

(UNAUDITED)

	Number of Shares/ Face Amount	Fair Value
COMMON STOCK* (83.09%)**

Biotechnology (83.09%)**

Enzo Biochem, Inc.	1,216,196	$5,533,692
MiMedx Group Inc.	238,292	2,080,289
MRI Interventions, Inc.	493,784	158,011
		7,771,992
Technology (0%)**

Silverstar Holdings Ltd.	51,600	56

Gaming Industry (0%)**

American Vantage Companies	474,500	0

TOTAL COMMON STOCK (COST $9,311,995)		7,772,048

FIXED INCOME (0.86%)**

MRI Interventions, Inc. 3.5% Note due 2020 (cost $30,200)	$138,512	80,792

TOTAL INVESTMENT IN MARKETABLE SECURITIES (COST $9,342,195)		$7,852,840

PRIVATE INVESTMENTS* (2.14%)**

Taply, Inc. Series A Preferred	1,000,000	$200,000

TOTAL PRIVATE INVESTMENTS (COST $200,000)		$200,000

TOTAL INVESTMENT IN SECURITIES (COST $9,542,195)		$8,052,840

*	Non income-producing securities
**	The percentage shown for each investment category in the Portfolio of Investments is based on Net Assets

The accompanying notes are an integral part of this statement.

2

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2016

(UNAUDITED)

INVESTMENT INCOME:

Interest income		$128

EXPENSES:

Professional fees	47,250

Insurance	1,451

Custodian and transfer agent fees	9,443

Directors’ fees and expenses	10,500

State and local taxes other than income taxes	2,860

Miscellaneous	1,392

Management Fee	46,124

TOTAL EXPENSES	119,020

NET INVESTMENT LOSS		(118,892)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
REALIZED GAIN FROM SECURITIES TRANSACTIONS		749,556
REALIZED LOSS ON SALE OF PRIVATE INVESTMENT		(540,459)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS		1,116,707

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS		1,325,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$1,206,912

The accompanying notes are an integral part of this statement.

3

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31,

(UNAUDITED)

	2016	2015
INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(118,892)	$(115,592)

Realized gain from securities transactions	749,556	211,429

Realized (loss) on sale of private investment	(540,459)	—

Net change in unrealized appreciation (depreciation) on investments	1,116,707	(1,581,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,206,912	(1,486,155)

NET ASSETS – BEGINNING OF PERIOD	8,146,377	9,935,323

NET ASSETS – END OF PERIOD	$9,352,289	$8,449,168

The accompanying notes are an integral part of this statement.

4

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2016

(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$1,206,912

Adjustments to reconcile net decrease in net assets to net cash provided by operating activities:
Net change in unrealized appreciation on investments	(1,116,707)
Net realized gain from securities transactions	(209,097)
Proceeds from disposition of common stock	765,181
Proceeds from disposition of private investment	1,541
Decrease in prepaid expenses	1,451
Purchase of private investment	(94,000)
Decrease in accrued expenses	(14,476)

Net cash provided by operating activities and net increase in cash equivalents	540,805

Cash equivalents - beginning of period	796,567
Cash equivalents - end of period	$1,337,372

The accompanying notes are an integral part of this statement.

5

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company. The investment objective of the Fund is capital appreciation.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Fund is an investment company that follows the specialized accounting and report guidance of FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders, if any, are recorded on the ex-dividend date.

(b)	SECURITY VALUATION – Portfolio securities listed or traded on domestic securities exchanges (including Nasdaq) or Over-the-Counter markets, are valued at the last sale price on the exchange or system where the security is principally traded. If there have been no sales during that week, such securities are valued at the most recent bid, except in the case of open short positions, when the asked price is used for valuation purposes.

Investments for which quotations are not readily available are valued at fair value, as determined by management in accordance with guidelines adopted by the Fund’s Board of Directors after taking into consideration market conditions and operational progress. These estimated values may not reflect amounts that could ultimately be realized upon sale. The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)	USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.	INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”) which is wholly owned by the Chairman of the Fund (the “Chairman”). Certain officers of Advisors are also officers of the Fund. Under this Agreement, Advisors will serve as an investment adviser of the Fund for a management fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets. At its meeting held on October 28, 2015, the Board of Directors, including a majority of the Independent Directors voting separately, approved the continuation of the Agreement for an additional one-year period.

6

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, sales and purchases of common stock and private investments were $766,722 and $94,000, respectively. Gross unrealized appreciation amounted to $2,227,408 and gross unrealized depreciation amounted to $1,110,701 for the six months ended March 31, 2016.

During the year ended September 30, 2014, one of the Fund’s private investments, Corente, Inc., was acquired by Oracle Corporation (the “Purchaser”). The Fund was to receive $5,972 from the Purchaser for the 11,793 shares that had been held in Corente, Inc. As of March 31, 2016, the Fund has received $4,668. The balance of this payout, or $1,304 is being held in escrow and will be paid upon completion of the merger.

NOTE 4.	FAIR VALUE MEASUREMENTS

Investments in securities are carried at fair value. Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements - The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy

Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets. An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Fund.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. Advisors uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 or Level 2 assets or liabilities.

7

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Investments are classified within Level 3 of the fair value hierarchy because they trade infrequently (or not at all) and therefore have little or no readily available pricing information. Private investments are classified within Level 3 of the fair value hierarchy. Management’s estimate of the fair value of private investments is based on most recent information provided by the management of the investee companies, including but not limited to, financial statements and most recent capital financing transactions.

When a pricing model is used to value Level 3 investments, inputs to the model are adjusted when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions, offering in the equity or debt capital markets, and changes in financial ratios or cash flows.

A summary of the inputs used as of March 31, 2016 in valuing each of the Fund’s assets were:

	Level 1 - Quoted prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total Fair Value at March 31, 2016
Common Stock:

American Vantage Companies*	$—	$—	$—	$—
Enzo Biochem, Inc.**	5,533,692	—	—	5,533,692
MRI Interventions, Inc.	158,011	—	—	158,011
MiMedx Group, Inc.	2,080,289	—	—	2,080,289
Silverstar Holdings Ltd.	—	56	—	56

Total Investments in Common Stock	$7,771,992	$56	$—	$7,772,048

Private Investments:
Taply, Inc. Series A Preferred	$—	$—	$200,000	$200,000

Total Investments in Preferred Stock	$—	$—	$200,000	$200,000

Fixed Income:
MRI Interventions, Inc. Note***	$—	$—	$80,792	$80,792

Total Fixed Income	$—	$—	$80,792	$80,792

Total Investment in Securities	$7,771,992	$56	$280,792	$8,052,840

*	American Vantage Companies has no ascertainable value and is valued at $0.

**	The Chairman is a shareholder of Enzo Biochem, Inc. In addition, one of the members of the Board of Directors of the Fund is also a member of the Board of Directors of Enzo Biochem, Inc.

***	MRI Interventions, Inc. Note – Face amount of $138,512, with interest at 3.5% and 10-year maturity term. The Fund will receive a single payment of $186,991 ($138,512 plus $48,479 accrued interest; payment is expected in 2020). The $186,991 payment has been present valued at an appropriate, risk adjusted rate of 20%.

8

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the six months ended March 31, 2016:

	Beginning Balance Sept. 30, 2015	Net Purchases (Sales and Settlements)	Total Change In Unrealized Appreciation/ Depreciation	Transfers In (Out) Of Level 3	Ending Balance March 31, 2016
Common Stock:
American Vantage Companies	$—	$—	$—	$—	$—

Fixed Income:
MRI Interventions, Inc. Note	73,735	—	7,057	—	80,792

Private Investments:
LifeSync Holdings	—	—	—	—	—
Taply, Inc. Series A Preferred	106,000	94,000	—	—	200,000
TOTAL	$179,735	$94,000	$7,057	—	$280,792

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized as Level 3 of the fair value hierarchy as of March 31, 2016:

	Fair Value		Valuation Techniques	Unobservable Inputs	Range of Inputs (Weighted Average)

Assets (at fair value) Fixed income	$80,792		Discounted cash flow model	Discount Rate	20%

Private Investments	$200,000	*	Recent transactions	Transactions Price	N/A

When a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to the present value of the projected cash flows. Increases in the discount rate can significantly lower the fair value of an investment; conversely, decreases in the discount rate can significantly increase the fair value of an investment.

*	There has been no capital change, based on this carrying position at cost. The additional purchase of 106,000 Series A Preferred shares during the six months ended March 31, 2016 maintained the Fund’s pro rata ownership percentage pursuant to existing anti-dilution clauses, and applicable shareholder agreement terms.

9

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 5.	INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of March 31, 2016, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At March 31, 2016, all deferred tax assets have been fully reserved through the valuation allowance. The current interim period tax provision consists of state franchise and local taxes.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of March 31, 2016, the Fund had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as operating expenses. The Fund currently has no federal or state tax examinations in progress. The Fund is not subject to examinations by U.S. federal and state tax authorities for fiscal tax years prior to the year ended September 30, 2013.

At March 31, 2016, the Fund had a gross deferred tax asset of approximately $2,377,000. The deferred tax asset arose from tax net operating loss and capital loss carry forwards of realized and unrealized transactions of approximately $6,930,000 for federal income tax purposes and approximately $8,362,000 for state tax purposes. The capital loss carryforwards of $1,026,913 expires in 2020, and the net operating loss carryforwards of $4,434,713 expire during the years 2024 through 2036. The net unrealized losses on securities investments are approximately $1,489,000. The Fund has established a valuation allowance of $2,377,000 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal, state and local tax assets of $2,356,000 and $21,000, respectively, have been fully reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate	34%
State, net of federal tax benefit	1%
Tax benefit of net operating loss	(35)%
0%

The components of the net deferred tax asset are as follows:

Deferred Tax Asset:
Net operating and capital loss carryforwards	$1,868,000

Unrealized depreciation on securities investments	509,000

2,377,000

Less: Valuation allowance	(2,377,000)

Net Deferred Tax Asset	$-0-

10

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 6.	FINANCIAL INSTRUMENTS AND RISK

The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. Such acquisitions are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries. Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

In the normal course of its business, the Fund trades various financial instruments and enters into various financial transactions where the risk of potential loss due to market risk, interest rate risk, credit risk and other risks can equal the related amounts recorded. The success of any investment activity is influenced by general economic conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest rate sensitive investments. Unexpected volatility or illiquidity in the markets in which the Fund directly or indirectly holds positions could impair its ability to carry out its business and could cause losses to be incurred.

Market risk represents the potential loss that can be caused by increases or decreases in the fair value of investments resulting from market fluctuations.

Interest rate risk is the risk that the fair value or future cash flows of fixed income or rate sensitive investments will increase or decrease because of changes in interest rates. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the fair value of fixed income securities tends to decrease. Conversely, as interest rates fall, the fair value of fixed income securities tends to increase. This risk is generally greater for long-term securities than for short-term securities.

Credit risk represents the potential loss that would occur if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.

Liquidity risk is the risk that the Fund will not be able to raise funds to fulfill its commitments, including inability to sell investments quickly or at close to fair value.

11

ENGEX, INC.

FINANCIAL HIGHLIGHTS

(UNAUDITED)

	Six Months Ended March 31,	Six Months Ended March 31,	Years Ended September 30,
	2016	2015	2015	2014	2013		2012
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$5.01	$6.11	$6.11	$3.53	$3.11		$2.51

Income (loss) from operations:

Net investment loss	(0.07)	(0.07)	(0.14)	(0.14)	(0.11)		(0.12)

Net realized and unrealized gain (loss) on investment transactions	.81	(.85)	(.96)	2.72	0.53		0.72

Total income (loss) from operations	.74	(.92)	(1.10)	2.58	0.42		0.60

Total increase (decrease) in net asset value for the period	.74	(.92)	(1.10)	2.58	0.42		0.60

Net asset value – end of period	$5.75	$5.19	$5.01	$6.11	$3.53		$3.11

Number of shares outstanding at end of period	1,626,938	1,626,938	1,626,938	1,626,938	1,626,938		1,626,938

Market value at end of period	4.60 **	4.10 **	4.875 **	5.51 **	3.35	**	1.70

Ratios:*
Expense to average net assets	1.30%	1.21%	2.55%	2.59%	3.35	%*	4.69	%*
Net investment (loss) to average net assets	(1.30)%	(1.21)%	(2.55)%	(2.59)%	(2.85	)%*	(4.54	)%*
Portfolio turnover	1.02%	0.00%	1.12%	0.00%	0.69	%***	5.78	%***
Total Return (a)	(5.64)%	(25.59)%	(11.44)%	64.33%	97.06	%*	(27.35	)%*

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

*	During the period from June 26, 2009 through November 30, 2012, Advisors voluntarily waived its 1.00% management fee. The fund reinstated the management fee as of December 1, 2012.

**	Mean of bid/ask price used.

***	The Registrant has adjusted this Form N-CSR for the fiscal reporting periods ended September 30, 2013 and 2012, as originally filed with the Securities and Exchange Commission. The sole purpose of this adjustment is to correct in the Financial Highlights table, for certain errors pertaining to specifically, the Portfolio Turnover line item disclosure Except as set forth above, this adjustment does not modify, update, correct or change any other items or disclosures found in the original Forms N-CSR, as filed. The following table provides the Portfolio Turnover percentage as originally presented, and the current amounts as corrected:

Years Ended September 30,
Portfolio Turnover:	2013	2012
As originally presented:	17.5%	25.3%

As corrected:	0.69%	5.78%

12

ENGEX, INC.

SUPPLEMENTAL INFORMATION

(UNAUDITED)

March 31, 2016

Board Approval of Investment Advisory Agreement

At its meeting held on October 28, 2015, the Directors of the Fund, including a majority of the Directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940), met in person and voted to approve the continuation of the investment advisory agreement between the Fund and American Investors Advisors, Inc. (the “Adviser”) (the “Agreement”). In reaching their decision to approve the continuation of the Agreement, the Directors considered information requested by them and provided by the Adviser.

The Directors discussed the Adviser’s capabilities with management of the Adviser and received performance information from the Adviser. The Directors discussed the nature, extent and quality of the services to be provided by the Adviser; the investment performance of the Fund; the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates; and whether the fee level is appropriate under the present circumstances. Fund counsel reviewed in detail the factors relevant to the inquiry to be employed in the deliberations by the Director. In their deliberations, the Directors did not identify any particular information that was all important or controlling, and each Director may have attributed different weight to various factors. The Directors considered whether the continuation of the Agreement would be in the best interests of the Fund and its stockholders and whether the fee to be paid under the Agreement was fair and reasonable in relation to the services to be rendered by the Adviser.

With respect to the nature, extent and quality of the advisory services provided by the Adviser, it was noted that the Fund was the only entity utilizing the Adviser’s services and that its small size made it virtually impossible to compare it to any other similar closed-end fund. For this reason, the Directors felt it appropriate not to use any independent analytical service to compare the Fund’s performance and expense ratio with any other closed-end fund. The Directors determined that the Adviser’s general investment philosophy had not changed and concluded that, because of the size of the Fund and the unlikelihood that another adviser would be willing to manage a portfolio of the Fund’s size at the fee currently being paid, it was impractical for the Directors to consider a different adviser. Based on this review, the Directors concluded that retaining the Adviser would be most appropriate for the Fund.

In considering the fee to be paid by the Fund, the Directors noted that the Adviser had voluntarily waived its entire management fee during certain prior periods. In view of benefits currently being derived and work being performed by the Adviser, the Directors concluded that it was appropriate to continue payment of the fee to the Adviser. Previously it had been understood that the waiver of the fee was voluntary, and could be terminated by the Adviser at any time. The Directors also considered the fact that the Fund is not able to avail itself of the special tax treatment under the Internal Revenue Code afforded to registered investment companies and is therefore taxed as a corporation. The Directors concluded that because the Fund’s extremely small size, it was difficult to control those fixed costs that were necessary to ensure proper operation and compliance.

The Directors also reviewed the Fund’s performance for recent periods. Although that the Fund’s performance during the past year had not been as favorable as during the fiscal year ended September 30, 2014, the Directors drew comfort from the confidence expressed by the Chairman in the Fund’s largest holding as well as in its new private security investment. The Directors noted that longer term performance was still unfavorable when measured against the NASDAQ Composite Index, but recognized that the Fund was unique in that approximately 52% of the value of its portfolio at September 30, 2015 was comprised of the securities of one issuer and, therefore, was significantly dependent upon the performance of that issuer.

Based on its evaluation of all material factors, including those described above, the Directors concluded that the continuation of the Agreement was in the best interests of the Fund and its stockholders.

13

ENGEX, INC.

SUPPLEMENTAL INFORMATION

(UNAUDITED) (cont’d)

March 31, 2016

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

New Custodian

Effective May 3, 2016, Huntington National Bank is The Fund’s custodian. Their address is 7 Easton Oval, EA4E95, Columbus, Ohio 43219.

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Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not Applicable

Item 6.	Schedule of Investments.

Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.	Controls and Procedures.

(a) Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2014 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2) Certification of principal executive officer

(a)(3) Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By	/s/ J. Morton Davis
J. Morton Davis, Chairman and President

Date	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ J. Morton Davis
J. Morton Davis, Chairman and President

Date	May 26, 2016

By	/s/ Michael Siciliano
Michael Siciliano, Treasurer

Date	May 26, 2016